Note 15 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2023
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
12-month period ending June 30,	Amount
2024	$911,874
2025	730,379
2026	513,471
2027	248,851
2028	212,405
2029 and thereafter	409,013
Total	$3,025,993

Charter-in Commitments, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2024	$5,872
2025	5,849
2026	4,346
Total	$16,067